Note 8 - Other Intangible Assets - Analysis of the Core Deposit Intangible Activity (Details) - Core Deposits [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquired Intangible Assets, Gross, Balance	$ 1,056,693	$ 1,056,693	$ 1,056,693
Acquired Intangible Assets, Accumulated Amortization	(1,011,927)	(976,178)	(940,429)
Acquired Intangible Assets, Net	44,766	80,515	116,264
Amortization Expense	$ (35,749)	$ (35,749)	$ (35,748)